Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 14,911,719	$ 13,967,801
Less: Unamortized interest on government granted bank loans	(60,592)	(88,330)
Less: Current portion (fee included)	(2,263,718)	(1,522,917)	$ (73,930)
Syndicated bank loans, excluding current portion	12,648,001	12,444,884	$ 413,063
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	$ 7,232,770	$ 9,671,868
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.20%	1.075%	1.20%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.75%	1.625%	1.75%
Gross carrying amount [member] | Government granted bank loans from March 2020 To October 2032 [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 14,972,311	$ 14,056,131
Period and payment term	Borrowing period is from March 11, 2020 to October 15, 2032; interest is repayable monthly; principal is repayable monthly from March 15, 2023